General	12 Months Ended
Dec. 31, 2023
General [Abstract]
GENERAL

NOTE 1 – GENERAL

a.	Steakholder Foods Ltd. (formerly Ophectra Real Estate and Investments Ltd., Meat-Tech 3D Ltd. and MeaTech 3D Ltd.) (the “Company”) was incorporated in Israel on July 22, 1992 as a private company limited by shares in accordance with the Companies Ordinance, 1983, and later a publicly-traded company whose ordinary shares were listed for trade on the Tel Aviv Stock Exchange (TASE). In March 2021, the Company completed an initial public offering on the Nasdaq Capital Market (Nasdaq), listing American Depositary Shares (ADSs) for trade under the ticker STKH, and later voluntarily de-listed its ordinary shares from the TASE. The Company’s official address is 5 David Fikes St., Rehovot, Israel. In August 2022, the Company changed its name from MeaTech 3D Ltd. to Steakholder Foods Ltd.

b.	The Company’s foodtech activities were commenced in July 2019 by a company called MeaTech Ltd., which merged with the Company in January 2020 and became a fully-owned subsidiary, now called Steakholder Innovation Ltd. As the Company was the surviving entity of the merger, and continued the pre-merger business operations, utilizing the pre-merger management and employees of MeaTech Ltd., the transaction was treated as a reverse acquisition that does not constitute a business combination.

c.	The Company is developing and selling two types of 3D-printing production machines, and developing plant-based products that aim to replicate the complex textures of traditional meats such as beef steaks, white fish, shrimp, and eel. Also, the Company is exploring the integration of cultivated cells, preparing for future advancements in food technology.

d.	The Company has applied U.S. GAAP as issued by the Financial Accounting Standards Board, or FASB, on a fully retrospective basis, initially for its financial statements for fiscal years as of January 1, 2023. Prior to those financial statements, the Company, reporting as of its Nasdaq IPO as a “foreign private issuer” under the Securities and Exchange Act of 1934, elected to avail itself of relief in this respect and conducted its financial reporting in accordance with International Financial Reporting Standards (IFRS).

e.	Since its inception, the Company has incurred significant losses and negative cash flows from operations and as of December 31, 2023, has an accumulated deficit of USD 70,176 thousand. The Company has financed its operations mainly through fundraising from various investors. The Company’s management expects that the Company will continue to generate losses and negative cash flows from operations for the foreseeable future. Management is of the opinion that its existing cash will be sufficient to fund operations until the fourth quarter of 2024. As a result, there is substantial doubt about the Company’s ability to continue as a going concern. Management’s plans include the continue securing sufficient financing through the sale of additional equity securities or capital inflows from strategic partnerships. Additional funds may not be available when the Company needs them on terms that are acceptable to it, or at all. If the Company is unsuccessful securing sufficient financing, it may need to cease operations. The financial statements include no adjustments for measurement or presentation of assets and liabilities, which may be required should the Company fail to operate as a going concern.

f.	In October 2023, Israel was attacked by a terrorist organization and entered a state of war. As of the date of these consolidated financial statements, the war in Israel is ongoing and continues to evolve. The Company’s activities in Israel have not been substantially affected. During the year ended December 31, 2023, the impact of this war on the Company’s results of operations and financial condition was immaterial, however such impact may increase, and even become material, as a result of the continuation, escalation or expansion of such war. In such a scenario, the Company may encounter difficulties in raising funds and establishing new collaborations with foreign companies.